Defined benefit pension schemes (Tables)	6 Months Ended
Jun. 30, 2018
Defined benefit pension schemes
Schedule of recognised asset/liability in respect of defined benefit pension schemes

	2018 £m					2017 £m
	30 Jun					31 Dec
				Other					Other
	PSPS	SASPS	M&GGPS	schemes	Total	PSPS	SASPS	M&GGPS	schemes	Total
Underlying economic surplus (deficit)	891	(62)	143	(1)	971	721	(137)	109	(1)	692
Less: unrecognised surplus	(657)	—	—	—	(657)	(485)	—	—	—	(485)
Economic surplus (deficit) (including investment in Prudential insurance policies)	234	(62)	143	(1)	314	236	(137)	109	(1)	207

Attributable to:
PAC with-profits fund	164	(25)	—	—	139	165	(55)	—	—	110
Shareholder-backed operations	70	(37)	143	(1)	175	71	(82)	109	(1)	97

Consolidation adjustment against policyholder liabilities for investment in Prudential insurance policies	—	—	(214)	—	(214)	—	—	(151)	—	(151)
IAS 19 pension asset (liability) on the Group statement of financial position*	234	(62)	(71)	(1)	100	236	(137)	(42)	(1)	56

*   At 30 June 2018, the PSPS pension asset of £234 million (31 December 2017: £236 million) and the other schemes’ pension liabilities of £134 million (31 December 2017: £180 million) are included within ‘Other debtors’ and ‘Provisions’ respectively in the consolidated statement of financial position.

Schedule of movements on the pension scheme deficit determined on the economic basis

	Half year 2018 £m
			Actuarial
			gains
	Surplus	(Charge)	and losses		Surplus
	(deficit) in	credit to	in other		(deficit) in
	schemes at	income	comprehensive	Contributions	schemes at
	1 Jan 2018	statement	income	paid	30 Jun 2018
All schemes
Underlying position (without the effect of IFRIC 14)
Surplus (deficit)	692	(15)	267	27	971
Less: amount attributable to PAC with-profits fund	(473)	4	(144)	(10)	(623)
Shareholders' share:
Gross of tax surplus (deficit)	219	(11)	123	17	348
Related tax	(42)	2	(24)	(3)	(67)
Net of shareholders' tax	177	(9)	99	14	281
Application of IFRIC 14 for the derecognition of PSPS surplus
Derecognition of surplus	(485)	(6)	(166)	—	(657)
Less: amount attributable to PAC with-profits fund	363	4	117	—	484
Shareholders' share:
Gross of tax	(122)	(2)	(49)	—	(173)
Related tax	23	—	10	—	33
Net of shareholders' tax	(99)	(2)	(39)	—	(140)
With the effect of IFRIC 14
Surplus (deficit)	207	(21)	101	27	314
Less: amount attributable to PAC with-profits fund	(110)	8	(27)	(10)	(139)
Shareholders' share:
Gross of tax surplus (deficit)	97	(13)	74	17	175
Related tax	(19)	2	(14)	(3)	(34)
Net of shareholders' tax	78	(11)	60	14	141